Derivatives (Credit Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 28	$ 12
Maximum Amount of Future Payments under Credit Default Swaps	$ 1,891	$ 2,093
Weighted Average Years to Maturity	4 years 2 months	3 years 9 months
Aaa/Aa/A
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 9	$ 2
Maximum Amount of Future Payments under Credit Default Swaps	$ 478	$ 426
Weighted Average Years to Maturity	3 years 7 months	2 years 9 months
Aaa/Aa/A | Single name credit default swaps (3)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 1	$ 1
Maximum Amount of Future Payments under Credit Default Swaps	$ 45	$ 207
Weighted Average Years to Maturity	2 years 2 months	1 year 6 months
Aaa/Aa/A | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 8	$ 1
Maximum Amount of Future Payments under Credit Default Swaps	$ 433	$ 219
Weighted Average Years to Maturity	3 years 8 months	4 years
Baa
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 19	$ 10
Maximum Amount of Future Payments under Credit Default Swaps	$ 1,393	$ 1,631
Weighted Average Years to Maturity	4 years 5 months	4 years
Baa | Single name credit default swaps (3)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 1	$ 2
Maximum Amount of Future Payments under Credit Default Swaps	$ 180	$ 409
Weighted Average Years to Maturity	1 year 7 months	1 year 7 months
Baa | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 18	$ 8
Maximum Amount of Future Payments under Credit Default Swaps	$ 1,213	$ 1,222
Weighted Average Years to Maturity	4 years 10 months	4 years 9 months
Ba
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 0	$ 0
Maximum Amount of Future Payments under Credit Default Swaps	$ 20	$ 0
Weighted Average Years to Maturity	2 years 8 months	0 years
Ba | Single name credit default swaps (3)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 0	$ 0
Maximum Amount of Future Payments under Credit Default Swaps	$ 20	$ 0
Weighted Average Years to Maturity	2 years 8 months	0 years
Ba | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 0	$ 0
Maximum Amount of Future Payments under Credit Default Swaps	$ 0	$ 0
Weighted Average Years to Maturity	0 years	0 years
B
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 0	$ 0
Maximum Amount of Future Payments under Credit Default Swaps	$ 0	$ 36
Weighted Average Years to Maturity	0 years	5 years
B | Single name credit default swaps (3)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 0	$ 0
Maximum Amount of Future Payments under Credit Default Swaps	$ 0	$ 0
Weighted Average Years to Maturity	0 years	0 years
B | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 0	$ 0
Maximum Amount of Future Payments under Credit Default Swaps	$ 0	$ 36
Weighted Average Years to Maturity	0 years	5 years